Submission	Aug. 07, 2026
Submission [Line Items]
Central Index Key	0000352915
Registrant Name	UNIVERSAL HEALTH SERVICES INC
Registration File Number	333-282135
Form Type	S-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES